LEASES - Components of lease expense (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Lease, Cost [Abstract]
Total operation lease cost	₽ 9,643	$ 130.5	₽ 9,195	₽ 5,466
Total variable lease cost	2,039	27.6
Finance lease cost:
Amortization of right-of-use assets	348	4.7	174	3
Interest on lease liabilities	134	1.8	75	1
Total finance lease cost	₽ 482	$ 6.5	₽ 249	₽ 4